Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
Interest Rate Swaps
On September 16, 2014, the Company purchased an interest rate swap ("New Swap") with a notional amount of $220 million. The New Swap is effective April 1, 2016 through June 6, 2021, the termination date of our 2014 Term Loan. The interest rate swap agreement requires the Company to pay interest rates on the notional amount at the rate of 2.97% in exchange for the three-month LIBOR rate. At December 31, 2015 and 2014, the New Swap had a fair value loss of $13.0 million and $7.4 million, respectively, principally reflecting the present value of future payments and receipts under the agreement.

On October 31, 2011, the Company purchased a three-year interest rate swap (the "Swap") with a notional amount of $200 million effective January 1, 2011 through March 31, 2016. The interest rate swap agreement requires the Company to pay interest on the notional amount at the rate of 2.49% in exchange for the three-month LIBOR rate, with a floor of 1.5%. At December 31, 2015 and 2014, this Swap had a fair value loss of $0.5 million and $2.5 million, respectively.
The following table reflects the classification of the Company's Interest Rate Swaps on the Consolidated Balance Sheets at December 31, 2015 and 2014 (in thousands):

	Year ended December 31,
	2015	2014
Other current liabilities	3,914	1,998
Other non-current liabilities	9,569	7,830
Total fair value	13,483	9,828

The Company did not elect hedge accounting for the above derivative transaction associated with the Credit Facility and changes in fair value are included in interest expense on the consolidated statement of operations.
Foreign Currency Contracts
The Company's Arnold operating segment from time to time will use forward contracts and options to to hedge the value of the Eurodollar against the Swiss Franc or the British Pound Sterling. Mark-to-market gains and losses on these instruments were not material to the consolidated results during each of the years ended December 31, 2015, 2014 or 2013. At December 31, 2015 and 2014, these contracts had notional values of €1.6 million and €1.3 million, respectively, and maturity dates within three months of year-end.